Segmented information (Tables)	6 Months Ended
Apr. 30, 2026
Text Block [Abstract]
Detailed Report of Segments and Geographic Areas

$ millions, for the three months ended		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2026	Net interest income	$2,581	$829	$577	$246	$112	$4,345
Apr. 30	Non-interest income (1)(2)	593	1,089	244	1,622	113	3,661
	Total revenue	3,174	1,918	821	1,868	225	8,006
	Provision for (reversal of) credit losses	474	121	21	(15)	4	605
	Amortization and impairment (3)	56	1	25	1	219	302
	Other non-interest expenses	1,515	959	444	806	173	3,897
	Income (loss) before income taxes	1,129	837	331	1,076	(171)	3,202
	Income taxes	283	223	71	284	(124)	737
	Net income (loss)	$846	$614	$260	$792	$(47)	$2,465
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$8	$8
	Equity shareholders	846	614	260	792	(55)	2,457
	Average assets (4)(5)	$343,988	$110,993	$66,313	$422,923	$217,295	$1,161,512
2026	Net interest income	$2,652	$830	$600	$111	$115	$4,308
Jan. 31	Non-interest income (1)(2)	643	1,093	274	1,906	174	4,090
	Total revenue	3,295	1,923	874	2,017	289	8,398
	Provision for credit losses	446	84	21	7	10	568
	Amortization and impairment (3)	57	–	27	–	217	301
	Other non-interest expenses	1,501	941	456	836	294	4,028
	Income (loss) before income taxes	1,291	898	370	1,174	(232)	3,501
	Income taxes	331	251	76	297	(554)	401
	Net income	$960	$647	$294	$877	$322	$3,100
	Net income attributable to:
	Non-controlling interests	$–	$–	$–	$–	$7	$7
	Equity shareholders	960	647	294	877	315	3,093
	Average assets (4)(5)	$343,836	$108,393	$65,220	$423,381	$214,052	$1,154,882
2025	Net interest income	$2,272	$707	$536	$171	$102	$3,788
Apr. 30	Non-interest income (1)(2)	587	933	233	1,374	107	3,234
	Total revenue	2,859	1,640	769	1,545	209	7,022
	Provision for credit losses	389	54	123	34	5	605
	Amortization and impairment (3)	57	–	25	–	199	281
	Other non-interest expenses	1,421	833	416	719	149	3,538
	Income (loss) before income taxes	992	753	205	792	(144)	2,598
	Income taxes	258	204	32	226	(129)	591
	Net income (loss)	$734	$549	$173	$566	$(15)	$2,007
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$9	$9
	Equity shareholders	734	549	173	566	(24)	1,998
	Average assets (4)(5)	$337,350	$102,709	$65,820	$370,517	$219,610	$1,096,006

$ millions, for the six months ended
2026	Net interest income	$5,233	$1,659	$1,177	$357	$227	$8,653
Apr. 30	Non-interest income (1)(2)	1,236	2,182	518	3,528	287	7,751
	Total revenue	6,469	3,841	1,695	3,885	514	16,404
	Provision for (reversal of) credit losses	920	205	42	(8)	14	1,173
	Amortization and impairment (3)	113	1	52	1	436	603
	Other non-interest expenses	3,016	1,900	900	1,642	467	7,925
	Income (loss) before income taxes	2,420	1,735	701	2,250	(403)	6,703
	Income taxes	614	474	147	581	(678)	1,138
	Net income	$1,806	$1,261	$554	$1,669	$275	$5,565
	Net income attributable to:
	Non-controlling interests	$–	$–	$–	$–	$15	$15
	Equity shareholders	1,806	1,261	554	1,669	260	5,550
	Average assets (4)(5)	$343,911	$109,671	$65,757	$423,156	$215,647	$1,158,142
2025	Net interest income	$4,598	$1,425	$1,098	$241	$227	$7,589
Apr. 30	Non-interest income (1)(2)	1,184	1,918	518	2,878	216	6,714
	Total revenue	5,782	3,343	1,616	3,119	443	14,303
	Provision for credit losses	817	93	191	55	22	1,178
	Amortization and impairment (3)	115	1	48	1	402	567
	Other non-interest expenses	2,823	1,685	863	1,423	336	7,130
	Income (loss) before income taxes	2,027	1,564	514	1,640	(317)	5,428
	Income taxes	528	424	85	455	(242)	1,250
	Net income (loss)	$1,499	$1,140	$429	$1,185	$(75)	$4,178
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$17	$17
	Equity shareholders	1,499	1,140	429	1,185	(92)	4,161
	Average assets (4)(5)	$337,774	$101,573	$65,805	$373,026	$219,251	$1,097,429
(1)
The fee and commission income within non-interest income consists primarily of underwriting and advisory fees, deposit and payment fees, credit fees, card fees, investment management and custodial fees, mutual fund fees and commissions on securities transactions. Underwriting and advisory fees are earned primarily in Capital Markets with the remainder earned in Canadian Commercial Banking and Wealth Management. Deposit and payment fees are earned primarily in Canadian Personal and Business Banking, with the remainder earned mainly in Canadian Commercial Banking and Wealth Management, Capital Markets, and Corporate and Other. Credit fees are earned primarily in Canadian Commercial Banking and Wealth Management, Capital Markets, and U.S. Commercial Banking and Wealth Management. Card fees are earned primarily in Canadian Personal and Business Banking, with the remainder earned mainly in Corporate and Other. Investment management and custodial fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management, with the remainder earned mainly in Corporate and Other. Mutual fund fees are earned primarily in Canadian Commercial Banking and Wealth Management, U.S. Commercial Banking and Wealth Management, and Canadian Personal and Business Banking. Commissions on securities transactions are earned primarily in Capital Markets, and Canadian Commercial Banking and Wealth Management.

(2)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Product Owner/Customer Segment/Distributor Channel allocation management model.
(3)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets, and goodwill.
(4)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(5)	Average balances are calculated as a weighted average of daily closing balances.